FINANCIAL INSTRUMENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial assets	₺ 6,856,941	₺ 2,298,590
Money market funds
Financial instruments
Financial assets	4,649,626
Investment funds
Financial instruments
Financial assets	2,207,315	2,298,590
Level 1
Financial instruments
Financial assets	6,856,941	2,298,590
Level 1 | Money market funds
Financial instruments
Financial assets	4,649,626
Level 1 | Investment funds
Financial instruments
Financial assets	₺ 2,207,315	₺ 2,298,590